Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	3,175,315	721,534
Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party	9.00%
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	153,136	74,100
Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party	4.10%
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party	1.90%